Related Party Information (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of related party transactions
These transactions with FCA are reflected in the Company’s consolidated financial statements as follows:

	2018	2017	2016
	(in millions)
Net sales	$748	$699	$806
Cost of goods sold	$433	$444	$466
Selling, general and administrative expenses	$151	$155	$148
These transactions primarily affected revenues, finance and interest income, cost of goods sold, trade receivables and payables and are presented as follows:

	2018	2017	2016
	(in millions)
Net sales	$1,068	$1,028	$782
Cost of goods sold	$522	$446	$392

	12/31/2018	12/31/2017
	(in millions)
Trade receivables	$107	$102
Trade payables	$103	$97

	12/31/2018	12/31/2017
	(in millions)
Trade receivables	$10	$17
Trade payables	$118	$96